Summary of significant accounting policies (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Investment properties	$ 227,547	$ 333,525	$ 333,525
Right-of-use assets	19,859	14,124
Investments in associates and joint ventures	(74,394)	(1,979)	(44,439)
Trade and other receivables	23,128	81	17,680
Total non-current assets	421,482	12,652	476,445
Current assets
Income tax and MPIT credit		17
Trade and other receivables	(37,143)	(170)	(32,221)
Group of assets held for sale	41,678	3,121	11,498
Total current assets	205,717	2,968	201,915
TOTAL ASSETS	627,199	15,620	678,360
SHAREHOLDERS' EQUITY
Capital and reserves attributable to equity holders of the parent
Retained earnings		(1,306)
Total capital and reserves attributable to equity holders of the parent		(1,306)
Non-controlling interest	65,528	(860)	76,813
TOTAL SHAREHOLDERS' EQUITY	122,655	122,656	122,656	$ 170,814	$ 141,986
Non-current liabilities
Lease liabilities	13,376	10,622
Total non-current liabilities	361,160	10,622	450,000
Current liabilities
Lease liabilities	4,869	3,925
Trade and other payables	29,672	26,528	26,528
Group of liabilities held for sale	22,212	3,328	8,137
Total current liabilities	143,384	7,164	105,704
TOTAL LIABILITIES	504,544	17,786	555,704
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 627,199	15,620	$ 678,360
Implamentation of NIIF 16 [Member]
Non-current assets
Investment properties		426
Right-of-use assets		14,124
Investments in associates and joint ventures
Trade and other receivables		81
Total non-current assets		14,631
Current assets
Income tax and MPIT credit		17
Trade and other receivables		(170)
Group of assets held for sale		3,121
Total current assets		2,968
TOTAL ASSETS		17,599
SHAREHOLDERS' EQUITY
Capital and reserves attributable to equity holders of the parent
Retained earnings		(187)
Total capital and reserves attributable to equity holders of the parent		(187)
Non-controlling interest
TOTAL SHAREHOLDERS' EQUITY		(187)
Non-current liabilities
Lease liabilities		10,622
Total non-current liabilities		10,622
Current liabilities
Lease liabilities		3,925
Trade and other payables		(89)
Group of liabilities held for sale		3,328
Total current liabilities		7,164
TOTAL LIABILITIES		17,786
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES		17,599
Implementation of IAS 28 [Member]
Non-current assets
Investment properties
Right-of-use assets
Investments in associates and joint ventures		(1,979)
Trade and other receivables
Total non-current assets		(1,979)
Current assets
Income tax and MPIT credit
Trade and other receivables
Group of assets held for sale
Total current assets
TOTAL ASSETS		(1,979)
SHAREHOLDERS' EQUITY
Capital and reserves attributable to equity holders of the parent
Retained earnings		(1,119)
Total capital and reserves attributable to equity holders of the parent		(1,119)
Non-controlling interest		(860)
TOTAL SHAREHOLDERS' EQUITY		(1,979)
Non-current liabilities
Lease liabilities
Total non-current liabilities
Current liabilities
Lease liabilities
Trade and other payables
Group of liabilities held for sale
Total current liabilities
TOTAL LIABILITIES
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES		$ (1,979)